Leases (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 01, 2019	Jun. 30, 2019
Leases
Right-of-use assets	$ 5,747	$ 6,792
Lease liabilities-current		3,529
Lease liabilities-non-current		3,714
Total lease liabilities	$ 6,357	7,243
Lease expenses		1,693
Sublease rental income		61
Cash paid on lease liabilities		(1,782)
Non-cash: Lease liabilities recognized from obtaining right-of-use assets		$ 2,453
Weighted average remaining lease term (years)		2 years 10 months 6 days
Weighted average discount rate	3.97%	4.20%
Lease payments:
Not later than 1 year		$ 3,764
Between 1 to 2 years		1,973
Between 2 to 3 years		862
Between 3 to 4 years		650
Between 4 to 5 years		457
Total lease payments (note)		7,706
Less: Discount factor		(463)
Total lease liabilities	$ 6,357	7,243
Future lease payments on lease not commenced		900
Short-term leases with lease terms equal or less than 12 months
Leases
Lease expenses		38
Leases with lease terms greater than 12 months
Leases
Lease expenses		1,655
Offices
Leases
Right-of-use assets	$ 4,877	6,038
Offices | United States
Leases
Right-of-use assets		$ 200
Existence of option to renew the lease		true
Offices | Hong Kong
Leases
Right-of-use assets		$ 1,200
Existence of option to terminate the lease		true
Advance notice period for lease termination option	3 months	3 months
Factories
Leases
Right-of-use assets	$ 383	$ 251
Others
Leases
Right-of-use assets	$ 487	503
Others | United Kingdom
Leases
Right-of-use assets		$ 400
Minimum
Leases
Terms of lease contracts		1 year
Maximum
Leases
Terms of lease contracts		5 years
Maximum | Offices | United States
Leases
Renewal term of lease		3 years